Segment Reporting, Geographical Information (Details 1) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Revenue:
Total Revenue	$ 286,018	$ 298,540	$ 614,570	$ 656,662	$ 1,250,292	$ 1,089,374
Gross Profit:
Total Gross Profit	252,037	262,773	528,896	577,938	1,093,992	935,542
Total Assets:
Total Assets	2,755,089		2,755,089		3,813,743	2,115,250
United States [Member]
Revenue:
Total Revenue	248,059	238,474	531,998	531,635	1,034,034	858,751
Gross Profit:
Total Gross Profit	217,977	207,577	456,328	465,816	901,503	732,404
Total Assets:
Total Assets	2,379,325		2,379,325		3,367,679	1,604,142
Europe [Member]
Revenue:
Total Revenue	37,959	60,066	82,572	125,027	216,258	230,623
Gross Profit:
Total Gross Profit	34,060	$ 55,196	72,568	$ 112,122	192,489	203,138
Total Assets:
Total Assets	$ 375,764		$ 375,764		$ 446,064	$ 511,108